   PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS -- EQUITY PORTFOLIOS

SUPPLEMENT DATED FEBRUARY 9, 2005 TO PROSPECTUS DATED APRIL 1, 2004

The following supplements the information under "Advisory Fees" on page 37 of the Prospectus:

Effective March 1, 2005, the contractual fee rates under Northern Institutional Funds' Investment Advisory Agreement will be reduced for the International Equity Index Portfolio and the Small Company Index Portfolio. On and after that date, as compensation for advisory services and the assumption of related expenses, the Investment Adviser will be entitled to an advisory fee, computed daily and payable monthly, at the following annual rates (expressed as a percentage of each Portfolio's respective average daily net assets):

                                                     Contractual
                Portfolio                               Rate

                International Equity Index Portfolio    0.25%

                Small Company Index Portfolio           0.20%

--------------------------------------------------------------------------------

   PORTFOLIO FEES AND EXPENSES


The information on pages 28-35 of the Prospectus regarding the fees and expenses of the International Equity Index Portfolio and Small Company Index Portfolio is changed as follows, effective March 1, 2005:

This table describes the fees and expenses that you may pay if you buy and hold Class A, C or D Shares of the Portfolios. Each class of shares represents pro rata interests in a Portfolio except that different shareholder servicing and transfer agency fees are payable due to the varying levels of administrative support and transfer agency services provided to each class. The fees and expenses in the table have been restated to reflect the fees that will apply effective March 1, 2005. Please note that the following information does not reflect any charges that may be imposed by The Northern Trust Company ("TNTC"), its affiliates, correspondent banks and other institutions on their customers. (For more information, please see "Account Policies and Other Information" on page 42 of the Prospectus.)

As indicated below, the Small Company Index and International Equity Index Portfolios charge an additional transaction fee on the purchase of shares. (For more information, please see "Additional Transaction Fee" on page 42 of the Prospectus.) In addition, the International Equity Index Portfolio charges a redemption fee.

                           -----------------------------------------------------------------------------------
                           SHAREHOLDER FEES
                           (fees paid directly from your investment)
                           -----------------------------------------------------------------------------------
                                                                             Maximum Sales
                              Maximum         Additional                     Charge (Load)
                            Sales Charge  Transactional Fees     Maximum      Imposed on
                           (Load) Imposed (as a percentage of Deferred Sales  Reinvested   Redemption Exchange
Portfolio                   on Purchases   amount invested)   Charge (Load)  Distributions   Fees**     Fees
--------------------------------------------------------------------------------------------------------------
International Equity Index
  Class A                       None             1.00%             None          None        1.00%      None
  Class C*                      None             1.00%             None          None        1.00%      None
  Class D                       None             1.00%             None          None        1.00%      None
--------------------------------------------------------------------------------------------------------------
Small Company Index
  Class A                       None             0.50%             None          None         None      None
  Class C*                      None             0.50%             None          None         None      None
  Class D                       None             0.50%             None          None         None      None
--------------------------------------------------------------------------------------------------------------

                           -----------------------------------------------------------------------------------

  * As of the date of this Supplement, no shares of this class are issued and outstanding.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

                           ----------------------------------------------------------------------------------------------
                           ANNUAL PORTFOLIO OPERATING EXPENSES
                           (expenses that are deducted from Portfolio assets)
                           ----------------------------------------------------------------------------------------------

                                                                                                         Total Annual
                           Management Distribution  Other   Servicing Transfer Agency Other Operating Portfolio Operating
Portfolio                     Fees    (12b-1) Fees Expenses   Fees         Fees        Expenses/(1)/     Expenses/(2)/
-------------------------------------------------------------------------------------------------------------------------
International Equity Index
  Class A                    0.25%        None      0.35%      None        0.01%           0.34%             0.60%
  Class C*                   0.25%        None      0.59%     0.15%        0.10%           0.34%             0.84%
  Class D                    0.25%        None      0.74%     0.25%        0.15%           0.34%             0.99%
-------------------------------------------------------------------------------------------------------------------------
Small Company Index
  Class A                    0.20%        None      0.34%      None        0.01%           0.33%             0.54%
  Class C*                   0.20%        None      0.58%     0.15%        0.10%           0.33%             0.78%
  Class D                    0.20%        None      0.73%     0.25%        0.15%           0.33%             0.93%
-------------------------------------------------------------------------------------------------------------------------

                           ----------------------------------------------------------------------------------------------

FOOTNOTES

/1/"Other Operating Expenses," along with "Servicing Fees" and "Transfer Agency
   Fees," is a subcategory of "Other Expenses" and includes co-administration fees and all other ordinary operating expenses of the Portfolios not listed above. The Co-Administrators are entitled to a co-administration fee from the Portfolios at an annual rate of 0.15% of the average daily net assets of the International Equity Index Portfolio and 0.10% of the average daily net assets of the Small Company Index Portfolio. Under the Co-Administration Agreement with the Trust, which may be amended without shareholder approval, the Co-Administrators have agreed to reimburse expenses (including fees payable to the Co-Administrators, but excluding management fees, transfer agency fees, servicing fees, taxes, interest and other extraordinary expenses) which exceed on an annualized basis 0.25% of the International Equity Index Portfolio's average daily net assets and 0.10% of the Small Company Index Portfolio's average daily net assets.
/2/Set forth below are the management fees, distribution (12b-1) fees, other expenses and total annual portfolio operating expenses that are actually incurred by the Portfolios as a result of the expense reimbursements discussed in footnote 1 and additional voluntary expense reimbursements. Voluntary reimbursements may be modified, terminated or implemented at any time at the option of the Investment Adviser or other service providers to the Portfolios. When this occurs, "Total Annual Operating Expenses" may increase (or decrease) without shareholder approval.

                               ---------------------------------------------

                                                                Total Annual
                               Management Distribution  Other    Operating
    Portfolio                     Fees    (12b-1) Fees Expenses   Expenses
    ------------------------------------------------------------------------
    International Equity Index
     Class A                     0.25%        None      0.16%      0.41%
     Class C                     0.25%        None      0.40%      0.65%
     Class D                     0.25%        None      0.55%      0.80%
    ------------------------------------------------------------------------
    Small Company Index
     Class A                     0.20%        None      0.11%      0.31%
     Class C                     0.20%        None      0.35%      0.55%
     Class D                     0.20%        None      0.50%      0.70%
    ------------------------------------------------------------------------

                               ---------------------------------------------


NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

EXAMPLE

The following Example is intended to help you compare the cost of investing in the International Equity Index Portfolio and Small Company Index Portfolio (without fee waivers and expense reimbursements) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated (with reinvestment of all dividends and distributions) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                      -------------------------------

           Portfolio                  1 Year 3 Years 5 Years 10 Years
           ----------------------------------------------------------
           International Equity Index
            Class A                     $61   $192    $335      $750
            Class C                     $86   $268    $466    $1,037
            Class D                    $101   $315    $547    $1,213
           ----------------------------------------------------------
           Small Company Index
            Class A                     $55   $173    $302      $677
            Class C                     $80   $249    $433      $966
            Class D                     $95   $296    $515    $1,143
           ----------------------------------------------------------

                                      -------------------------------

   PORTFOLIO MANAGEMENT

The following replaces the fourth paragraph on page 38 entitled "Portfolio Management":

The management team leaders for the International Growth Portfolio are Stephen Dowds, Senior Vice President, Richard Rothwell, Vice President, and Diane Jones, Vice President of Northern Trust. Mr. Dowds has had such responsibility since February 2005, and Mr. Rothwell and Ms. Jones since November 2002. Mr. Dowds joined Northern Trust in March 2004. From 1995 to 2004, Mr. Dowds was Chief Investment Officer at Dryden Capital Management (a Division of Prudential-Bache International). Mr. Rothwell joined Northern Trust in July 2002. From 1997 to 2002, Mr. Rothwell was an emerging markets portfolio manager with Deutsche Asset Management. He has been a member of the Portfolio's management team since July 2002. Ms. Jones joined Northern Trust in August 2000 and manages various equity portfolios. From 1996 to 1998, she was a European equity portfolio manager for Courtaulds Pension Fund, and from 1998 to 2000, was a European equity portfolio manager with Julius Baer. She has been a member of the Portfolio's management team since August 2000.

The following paragraphs are added to page 38 under "Portfolio Management":

The management team leader for the Equity Index Portfolio and Small Company Index Portfolio is James B. Francis, Senior Vice President of Northern Trust. Mr. Francis joined Northern Trust in February 2005. From 1988 to 2005, Mr. Francis was with State Street Global Advisors. During the past five years, he has managed various equity portfolios.

The management team leader for the International Equity Index Portfolio is Steven R. Wetter, Vice President of Northern Trust. Mr. Wetter has been a member on the management teams of various equity portfolios since joining Northern Trust in 2003. From 1999 to 2003, Mr. Wetter was with Deutsche Asset Management where he managed various equity index portfolios.


                                        NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

--------------------------------------------------------------------------------

       [LOGO] NORTHERN        50 South LaSalle Street        NIF SPTE 205
       INSTITUTIONAL FUNDS/R/ P.O. Box 75986
       Managed by             Chicago, Illinois 60675-5986
       Northern Trust         800/637-1380
                              northerninstitutionalfunds.com